Fair Value Measurements - Summary of assets that are measured at fair value on a recurring basis (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Nov. 18, 2020	Dec. 31, 2019
US Government Corporations and Agencies Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value		$ 10,100,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US Treasury Securities [Member]
Cash equivalents:
Investments held in Trust Account	$ 230,004,108	230,017,782
Fair Value, Recurring [Member] | Public Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Financial liabilities:
Derivative warrant liabilities	8,318,290
Fair Value, Recurring [Member] | Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Financial liabilities:
Derivative warrant liabilities		6,762,630
Fair Value, Recurring [Member] | Private Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Financial liabilities:
Derivative warrant liabilities	8,284,890	6,705,000
Hippo Enterprises Inc And Subsidiaries [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	56,600,000	56,000,000.0		$ 96,500,000
Short-term Investments		0		96,500,000
Financial liabilities:
Derivative liability on convertible promissory notes	162,600,000	113,300,000		0
Hippo Enterprises Inc And Subsidiaries [Member] | US Government Corporations and Agencies Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	10,000,000.0	9,500,000
Hippo Enterprises Inc And Subsidiaries [Member] | All Other Government Securities Member [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value		600,000
Hippo Enterprises Inc And Subsidiaries [Member] | US States and Political Subdivisions Debt Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	5,900,000	5,100,000
Hippo Enterprises Inc And Subsidiaries [Member] | Corporate Debt Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	18,400,000	17,400,000
Hippo Enterprises Inc And Subsidiaries [Member] | Foreign Government Short-term Debt Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	300,000	800,000
Hippo Enterprises Inc And Subsidiaries [Member] | Residential Mortgage Backed Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	10,600,000	12,900,000
Hippo Enterprises Inc And Subsidiaries [Member] | Commercial Mortgage Backed Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	5,000,000.0	5,500,000
Hippo Enterprises Inc And Subsidiaries [Member] | Asset-backed Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	6,400,000	4,200,000
Hippo Enterprises Inc And Subsidiaries [Member] | US Government Debt Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value				96,500,000
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member]
Cash equivalents:
Cash Equivalents Fair Value	237,900,000	395,600,000
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	56,600,000	56,000,000.0
Total financial assets	294,500,000	451,600,000		100,200,000
Financial liabilities:
Derivative liability on convertible promissory notes	162,600,000	113,300,000
Contingent consideration liability	11,600,000	12,000,000.0		13,800,000
Preferred stock warrant liabilities	137,500,000	22,900,000		6,700,000
Total financial liabilities	311,700,000	148,200,000		20,500,000
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | US Government Corporations and Agencies Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	10,000,000.0	10,100,000
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | US Government Corporations and Agencies Securities [Member] | As Previously Reported
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value		9,500,000
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | All Other Government Securities Member [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value		600,000
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	5,900,000	5,100,000
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Corporate Debt Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	18,400,000	17,400,000
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Foreign Government Short-term Debt Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	300,000	800,000
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Residential Mortgage Backed Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	10,600,000	12,900,000
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Commercial Mortgage Backed Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	5,000,000.0	5,500,000
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Asset-backed Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	6,400,000	4,200,000
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | US Government Debt Securities [Member]
Fixed maturities available-for-sale:
Short-term Investments				96,500,000
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Money Market Funds [Member]
Cash equivalents:
Cash Equivalents Fair Value	237,900,000	372,100,000		3,700,000
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | US Treasury Securities [Member]
Cash equivalents:
Cash Equivalents Fair Value		23,500,000
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Cash equivalents:
Cash Equivalents Fair Value	237,900,000	395,600,000
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	10,000,000.0	10,100,000
Total financial assets	247,900,000	405,700,000		100,200,000
Financial liabilities:
Derivative liability on convertible promissory notes	0	0
Contingent consideration liability	0	0		0
Preferred stock warrant liabilities	0	0		0
Total financial liabilities	0	0		0
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US Government Corporations and Agencies Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	10,000,000.0	10,100,000
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US Government Corporations and Agencies Securities [Member] | As Previously Reported
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value		9,500,000
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | All Other Government Securities Member [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value		600,000
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US States and Political Subdivisions Debt Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	0	0
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	0	0
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign Government Short-term Debt Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	0	0
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Residential Mortgage Backed Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	0	0
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Commercial Mortgage Backed Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	0	0
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Asset-backed Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	0	0
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US Government Debt Securities [Member]
Fixed maturities available-for-sale:
Short-term Investments				96,500,000
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Cash equivalents:
Cash Equivalents Fair Value	237,900,000	372,100,000		3,700,000
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US Treasury Securities [Member]
Cash equivalents:
Cash Equivalents Fair Value		23,500,000
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Cash equivalents:
Cash Equivalents Fair Value	0	0
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	46,600,000	45,900,000
Total financial assets	46,600,000	45,900,000		0
Financial liabilities:
Derivative liability on convertible promissory notes	0	0
Contingent consideration liability	0	0		0
Preferred stock warrant liabilities	0	0		0
Total financial liabilities	0	0		0
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US Government Corporations and Agencies Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	0	0
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | All Other Government Securities Member [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value		0
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US States and Political Subdivisions Debt Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	5,900,000	5,100,000
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	18,400,000	17,400,000
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Foreign Government Short-term Debt Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	300,000	800,000
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Residential Mortgage Backed Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	10,600,000	12,900,000
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Commercial Mortgage Backed Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	5,000,000.0	5,500,000
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Asset-backed Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	6,400,000	4,200,000
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US Government Debt Securities [Member]
Fixed maturities available-for-sale:
Short-term Investments				0
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Cash equivalents:
Cash Equivalents Fair Value	0	0		0
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member]
Cash equivalents:
Cash Equivalents Fair Value		0
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Cash equivalents:
Cash Equivalents Fair Value	0	0
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	0	0
Total financial assets	0	0		0
Financial liabilities:
Derivative liability on convertible promissory notes	162,600,000	113,300,000
Contingent consideration liability	11,600,000	12,000,000.0		13,800,000
Preferred stock warrant liabilities	137,500,000	22,900,000		6,700,000
Total financial liabilities	311,700,000	148,200,000		20,500,000
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | US Government Corporations and Agencies Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	0	0
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | All Other Government Securities Member [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value		0
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | US States and Political Subdivisions Debt Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	0	0
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	0	0
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Foreign Government Short-term Debt Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	0	0
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Residential Mortgage Backed Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	0	0
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Commercial Mortgage Backed Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	0	0
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Asset-backed Securities [Member]
Fixed maturities available-for-sale:
Fixed Maturities Available For Sale, Fair Value	0	0
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | US Government Debt Securities [Member]
Fixed maturities available-for-sale:
Short-term Investments				0
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Cash equivalents:
Cash Equivalents Fair Value	$ 0	0		$ 0
Hippo Enterprises Inc And Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | US Treasury Securities [Member]
Cash equivalents:
Cash Equivalents Fair Value		0
Reinvent Technology Partners Z [Member]
Financial liabilities:
Derivative liability on convertible promissory notes			$ 12,601,580
Reinvent Technology Partners Z [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Cash equivalents:
Investments held in Trust Account		230,017,782
Reinvent Technology Partners Z [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Cash equivalents:
Investments held in Trust Account		0
Reinvent Technology Partners Z [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Cash equivalents:
Investments held in Trust Account		0
Reinvent Technology Partners Z [Member] | Fair Value, Recurring [Member] | Public Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Financial liabilities:
Derivative warrant liabilities		0
Reinvent Technology Partners Z [Member] | Fair Value, Recurring [Member] | Public Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Financial liabilities:
Derivative warrant liabilities		0
Reinvent Technology Partners Z [Member] | Fair Value, Recurring [Member] | Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Financial liabilities:
Derivative warrant liabilities		6,762,630
Reinvent Technology Partners Z [Member] | Fair Value, Recurring [Member] | Private Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Financial liabilities:
Derivative warrant liabilities		0
Reinvent Technology Partners Z [Member] | Fair Value, Recurring [Member] | Private Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Financial liabilities:
Derivative warrant liabilities		0
Reinvent Technology Partners Z [Member] | Fair Value, Recurring [Member] | Private Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Financial liabilities:
Derivative warrant liabilities		$ 6,705,000